COMMITMENTS - DSI Agreement (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 15, 2024	Jul. 01, 2020	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Amount held in escrow account					$ 790
Proceeds received following global termination agreement	$ 9,900
Liabilities				$ 22,726	20,978
Loss From Global Termination Agreement	2,300			(2,359)
Restricted Cash And Cash Equivalent released.	700
Movantik Acquisition Co, Valinor Pharma, LLC, and HCR Redhill SPV, LLC
Disclosure of classes of share capital [line items]
Liabilities	$ 12,200
Movantik
Disclosure of classes of share capital [line items]
Amount held in escrow account			$ 16,000		$ 800
Gains On Disposals Of Movantik				35,500
Gains From The Debt Extinguishment.				20,600
Cash Payment For Rights To Movantik Used To Determine Fair Value				$ 95,000
Paid transition services period			9 months
Movantik | DSI
Disclosure of classes of share capital [line items]
Contractual capital commitments		$ 15,100
Payments For Commercialization Of Movantik		10,100
Payment Commitment Assumed By HCRM		$ 5,000